Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2023:

Total Capital (to Risk-Weighted Assets)
Consolidated	$188,192	14.96%	100,636	8.00%	N/A	N/A
Bank	$186,774	14.85%	100,636	8.00%	132,085	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$175,381	13.94%	75,477	6.00%	N/A	N/A
Bank	$173,963	13.83%	75,477	6.00%	106,926	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$175,381	10.51%	66,757	4.00%	N/A	N/A
Bank	$173,963	10.35%	67,254	4.00%	67,254	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$170,381	12.75%	56,608	4.50%	N/A	N/A
Bank	$173,963	13.83%	56,608	4.50%	88,057	7.00%

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2022:

Total Capital (to Risk-Weighted Assets)
Consolidated	$178,286	14.04%	101,608	8.00%	N/A	N/A
Bank	$176,923	13.93%	101,606	8.00%	133,357	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$167,792	13.21%	76,206	6.00%	N/A	N/A
Bank	$166,429	13.10%	76,204	6.00%	107,956	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$167,792	9.82%	68,347	4.00%	N/A	N/A
Bank	$166,429	9.68%	68,780	4.00%	68,780	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$152,792	12.03%	57,154	4.50%	N/A	N/A
Bank	$166,429	13.10%	57,153	4.50%	88,905	7.00%